Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996
Telephone: (215) 988-2700
Fax: (215) 988-2757
www.drinkerbiddle.com
December 31, 2009
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Trust for Credit Unions (the “Trust”) Securities Act Registration No. 33-18781 Investment Company Act Registration No. 811-5407
Ladies and Gentlemen:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of Prospectus and Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A, which was filed on December 28, 2009, and (ii) the text of Post-Effective Amendment No. 34 was filed with the Commission via EDGAR on December 28, 2009 (Accession No. 0000950123-09-073628) with an effective date of December 28, 2009.
     Questions and comments concerning this letter can be directed to the undersigned at (215) 988-1137.
Very truly yours,
/s/ Mary Jo Reilly
Mary Jo Reilly
cc:      Jay Johnson, Callahan Financial Services, Inc.